COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Operating Leases, Rent Expense	$ 1,570,900	$ 1,053,907	$ 1,002,666
Capital Leases, Future Minimum Payments Due	13,299,756
Restricted Cash and Cash Equivalents	5,544,273	4,115,733
Performance Guarantee [Member]
Outstanding Guarantees	40,166,821
Yizhuang Facility Construction Phase II
Capital Leases, Future Minimum Payments Due	$ 13,039,435